Balance Sheet Components (Details) - Schedule of accounts receivable and allowance for doubtful accounts - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable and allowance for doubtful accounts [Abstract]
Beginning balance	$ 437	$ 650	$ 619
Provision for allowance for doubtful accounts	(167)	364	661
Write offs		(592)	(645)
Impacts of foreign currency translation	26	15	15
Ending balance	$ 296	$ 437	$ 650